Business Combination - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Jan. 31, 2014	Dec. 31, 2013	May 29, 2013
Business Acquisition [Line Items]
Goodwill	$ 836,129	$ 834,416	$ 841,522			$ 836,318
Space Monkey Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired				$ 404
Deferred income tax liability				(1,106)
Intangible assets				8,300
Goodwill				7,402
Total estimated fair value of the assets acquired and liabilities assumed				$ 15,000
Wildfire Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired					$ 96
Intangible assets					2,900
Goodwill					504
Total estimated fair value of the assets acquired and liabilities assumed					3,500
Total cash consideration					$ 3,500
Smartrove Acquisition
Business Acquisition [Line Items]
Net assets acquired							$ 3
Deferred income tax liability							(1,533)
Intangible assets							4,040
Goodwill							1,765
Total fair value of the assets acquired and liabilities assumed							$ 4,275